Income Taxes - Reconciliation of the unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 8.0	$ 8.6
Balance at beginning of year	12.0	7.9	$ 6.0	$ 9.1
Additions for acquired entities			0.5
Additions for current year tax positions		3.5	2.1	1.9
Additions for prior year tax positions		1.2	1.0
Reductions for prior year tax positions		(0.2)	(0.3)	(5.0)
Reductions related to expirations of statute of limitations		(0.4)	(0.3)
Settlements		0.0
Settlements			(1.1)
Balance at end of year		8.0	8.6
Balance at end of year		12.0	7.9	$ 6.0
Additional Disclosures [Abstract]
Unrecognized Tax Benefits, Period Increase (Decrease)		(0.6)
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		9.0	4.9
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued		1.2	0.7
Income Tax Examination, Increase (Decrease) in Liability from Prior Year		$ 0.5	$ 0.1
Scenario, Forecast [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Reductions related to expirations of statute of limitations	0.5
Additional Disclosures [Abstract]
Income Tax Examination, Increase (Decrease) in Liability from Prior Year	$ 4.2